Consolidated Statements of Profit or Loss And Other Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	€ 143,769	€ 144,185	€ 71,579
Changes in inventories and raw materials and consumables used	(95,503)	(85,605)	(44,253)
Employee benefits	(81,236)	(88,814)	(29,666)
Other operating expenses	(59,788)	(91,555)	(43,405)
Amortization and depreciation	(28,443)	(18,890)	(8,483)
Net other income	14,260	1,844	656
Operating Loss	(106,941)	(138,835)	(53,572)
Financial income	1,472	2,307	155
Financial expenses	(15,247)	(7,998)	(32,068)
Change in fair value of derivative warrant liabilities	6,476	80,748	(68,953)
Share listing expense			(72,172)
Foreign exchange gains/(losses)	1,466	(3,618)	1,026
Financial Results	(5,833)	71,439	(172,012)
Share of loss of equity-accounted investees		(330)
Loss before Tax	(112,774)	(67,726)	(225,584)
Income tax credit	703	4,926	1,807
Loss for the Year	(112,071)	(62,800)	(223,777)
Equity holders of the Company	(112,068)	€ (62,800)	€ (223,777)
Non-controlling interest	€ (3)
Earnings per share
Basic losses per share (euros per share)	€ (0.6)	€ (0.38)	€ (1.99)
Diluted losses per share (euros per share)	€ (0.6)	€ (0.38)	€ (1.99)
Loss for the Year	€ (112,071)	€ (62,800)	€ (223,777)
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods
Currency translation differences in foreign operations, net of tax	(4,729)	7,996	2,524
Changes in the fair value of debt instruments at fair value through other comprehensive income, net of tax		(9)
Net other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods	(4,729)	7,987	2,524
Total other comprehensive income	(4,729)	7,987	2,524
Total comprehensive loss for the year	€ (116,800)	€ (54,813)	€ (221,253)